CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Details of the collateral transactions (Details) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets			S/ 164,228,539
Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 899,435	S/ 659,380
Financial assets, at fair value	S/ 901,377	S/ 654,788
Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	5.61%	6.60%
Financial assets	S/ 550,186	S/ 449,452
Financial assets, at fair value	S/ 550,579	S/ 443,386
Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Chilean pesos
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	0.34%	0.27%
Financial assets	S/ 22,507	S/ 24,624
Financial assets, at fair value	S/ 22,507	S/ 24,628
Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	4.44%	3.76%
Financial assets	S/ 326,742	S/ 185,304
Financial assets, at fair value	328,291	186,774
Not later than three days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	261,718	36,637
Not later than three days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	97,747	0
Not later than three days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	7,002	24,624
Not later than three days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	156,969	12,013
Later than three and not later than thirty days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	522,480	559,451
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	376,043	401,580
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	15,505	0
Later than three and not later than thirty days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	130,932	157,871
Later than thirty days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	115,237	63,292
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	76,396	47,872
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0	0
Later than thirty days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 38,841	S/ 15,420